Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Accrued Expenses Explanatory

in CHF thousands	2024	2023
Accrued project costs and royalties	2,057	1,827
Accrued payroll and bonuses	5,068	5,012
Other	584	708
Balance at December 31	7,709	7,547